Consolidated Statement of Changes in Total Equity - USD ($) $ in Thousands	Total	Thousands of Shares of Common Stock Outstanding	Common Stock and Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Non-controlling Interest
Beginning Balance (in shares) at Dec. 31, 2022		98,318,000
Beginning Balance at Dec. 31, 2022	$ 1,369,606		$ 1,022,040	$ (396,605)	$ (1,972)	$ 746,143
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income attributable to the shareholders of Teekay Corporation	150,641			150,641
Net Income (Loss) Attributable to Noncontrolling Interest	(366,782)					366,782
Net income	517,423
Other Comprehensive Income (Loss)	1,972				1,972	0
Dividends, Common Stock	(42,921)					(42,921)
Treasury Stock, Value, Acquired, Cost Method	(50,714)
Treasury Stock, Shares, Acquired		(8,885,000)
Stock Repurchased and Retired During Period, Value			(84,311)	(33,597)
Employee stock compensation and other (in shares) (note 12)		1,573,000
Equity-based compensation (note 12)	7,742		7,742
Ending Balance (in shares) at Dec. 31, 2023		91,006,000
Ending Balance at Dec. 31, 2023	1,800,346		945,471	(213,193)	0	1,068,068
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Changes to non-controlling interest from equity contributions and other	2,762			(826)		(1,936)
Net income attributable to the shareholders of Teekay Corporation	133,770			133,770
Net Income (Loss) Attributable to Noncontrolling Interest	(267,849)					267,849
Net income	401,619
Other Comprehensive Income (Loss)	0
Dividends, Common Stock	(160,331)			(86,582)		(73,749)
Treasury Stock, Value, Acquired, Cost Method	(66,281)
Treasury Stock, Shares, Acquired		(8,020,000)
Stock Repurchased and Retired During Period, Value			(75,120)	(8,839)
Employee stock compensation and other (in shares) (note 12)		1,074,000
Equity-based compensation (note 12)	$ 6,284		6,284
Ending Balance (in shares) at Dec. 31, 2024	84,059,952	84,060,000
Ending Balance at Dec. 31, 2024	$ 1,935,167		876,635	(166,872)	0	1,225,404
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Changes to non-controlling interest from equity contributions and other	46,470			9,706		36,764
Net income attributable to the shareholders of Teekay Corporation	98,111			98,111
Net Income (Loss) Attributable to Noncontrolling Interest	(253,874)					253,874
Net income	351,985
Other Comprehensive Income (Loss)	0
Dividends, Common Stock	(134,551)			(86,574)		(47,977)
Treasury Stock, Value, Acquired, Cost Method	(4,946)
Treasury Stock, Shares, Acquired		(735,000)
Stock Repurchased and Retired During Period, Value			(6,872)	(1,926)
Employee stock compensation and other (in shares) (note 12)		2,732,000
Equity-based compensation (note 12)	$ 9,799		9,799
Ending Balance (in shares) at Dec. 31, 2025	86,056,804	86,057,000
Ending Balance at Dec. 31, 2025	$ 2,162,603		$ 879,562	(155,033)	$ 0	1,438,074
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Changes to non-controlling interest from equity contributions and other	$ 5,149			$ 1,624		$ 6,773